Income taxes - Components of provision (benefit) for income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal			$ 272
State			7	$ 5
Total current			279	5
Deferred:
Federal			(71)	1,096
State				104
Total deferred			(71)	1,200
Total income tax provision	$ 31	$ (15)	$ 208	$ 1,205